Oct. 31, 2015

Important Notice Regarding

Change in ETF Name and Index Name

SPDR® SERIES TRUST

SPDR® MSCI USA Quality Mix ETF

(the “Fund”)

Supplement dated July 8, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2015, as supplemented

Recently, MSCI, Inc., the index provider of the Fund’s benchmark index, changed the name of the index as reflected in the table below. As a result of this change, effective July 15, 2016, the Fund’s name will change as indicated in the table below. Accordingly, all references to the Fund and the benchmark index in the Prospectus and SAI are hereby deleted and replaced as noted below. This change will not result in any changes to the Fund’s investment objective, principal investment strategy or the principal risks of investing in the Fund.

Old Names		New Names
ETF Name (Ticker)	Index Name	ETF Name (Ticker)	Index Name
SPDR MSCI USA Quality Mix ETF (QUS)	MSCI USA Quality Mix A-Series Index	SPDR MSCI USA StrategicFactorsSM ETF (QUS)	MSCI USA Factor Mix A- Series Capped Index